Loss Per Share	12 Months Ended
Dec. 31, 2020
Loss Per Share
Loss Per Share

24. Loss Per Share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 for the years ended December 31, 2018, 2019 and 2020 as follows:

	For the Year Ended December 31,
	2018	2019	2020
Numerator:
Net loss	(1,532,318)	(2,438,536)	(151,657)
Accretion on convertible redeemable preferred shares to redemption value	(317,320)	(743,100)	(651,190)
Deemed dividend to preferred shareholders upon extinguishment, net	—	(217,362)	—
Effect of exchange rate changes on convertible redeemable preferred shares	—	117,391	10,862
Net loss attributable to ordinary shareholders of Li Auto Inc.	(1,849,638)	(3,281,607)	(791,985)
Including: Net loss from continuing operations attributable to ordinary shareholders of Li Auto Inc.	(1,482,616)	(3,260,945)	(806,358)
Net (loss)/income from discontinued operations attributable to ordinary shareholders of Li Auto Inc.	(367,022)	(20,662)	14,373

Denominator:
Weighted average ordinary shares outstanding—basic and diluted	255,000,000	255,000,000	870,003,278

Basic and diluted net loss per share from continuing operations attributable to ordinary shareholders of Li Auto Inc.	(5.81)	(12.79)	(0.93)
Basic and diluted net (loss)/income per share from discontinued operations attributable to ordinary shareholders of Li Auto Inc.	(1.44)	(0.08)	0.02
Basic and diluted net loss per share attributable to ordinary shareholders of Li Auto Inc.	(7.25)	(12.87)	(0.91)

For the years ended December 31, 2018, 2019 and 2020, the Company had ordinary equivalent shares, including preferred shares, options granted and convertible debts. As the Group incurred loss for the years ended December 31, 2018, 2019 and 2020, these ordinary equivalent shares were anti‑dilutive and excluded from the calculation of diluted loss per share of the Company. The weighted‑average numbers of preferred shares, options granted and convertible debts excluded from the calculation of diluted loss per share of the Company were 518,689,896,  21,658,638 and 45,778,620 for the year ended December 31, 2018, 767,751,031,  30,434,096 and 51,503,724 for the year ended December 31, 2019, 669,666,355, 54,605,925 and 22,639,154 for the year ended December 31, 2020, respectively.